Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents information relating to total compensation reported and paid to the Bancorp’s principal executive officer, the average of total compensation reported and paid to the Bancorp’s other Named Executive Officers, the Bancorp’s total shareholder return (“TSR”), and the Bancorp’s net income for the year presented.

Year	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2)	Value of Initial Fixed $100 Investment Based on Bancorp’s Total Shareholder Return	Net Income
2024	$508,236	$486,201	$372,626	$367,747	$113.27	$12,130,000
2023	$468,536	$427,264	$273,273	$251,770	$72.62	$8,380,000
2022	$551,482	$502,837	$332,648	$305,999	$81.60	$15,080,000

(1)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Benjamin J. Bochnowski and the average of the other Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
Accordingly, these dollar amounts do not reflect the actual amount of compensation earned by or paid to the Named Executive Officers during the applicable year. To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2024	$431,276	–	$32,856	$508,236	$44,105	$22,069	$486,201
2023	$444,298	–	$24,238	$468,536	–	($41,272)	$427,264
2022	$398,336	–	$49,504	$551,482	$103,642	$54,997	$502,837
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2024	$277,025	$28,324	$23,539	$372,626	$43,738	$38,859	$367,747
2023	$239,812	–	$25,751	$273,273	$7,710	($21,503)	$251,770
2022	$241,709	–	$32,253	$332,648	$58,686	$32,037	$305,999

(i)	Reflects “All Other Compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year and the incremental fair value of any equity award that was modified during each year, if any. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C) and 402(v)(8) for determining CAP for each year shown.

(2)
The
non-principal
executive officer NEOs reflected in the tables above represent the following individuals: (i) for 2024, Robert T. Lowry, Todd M. Scheub, and Benjamin L. Schmitt; and (ii) for 2023 and 2022, Robert T. Lowry, Todd M. Scheub, Peymon S. Torabi, and Leane E. Cerven.

Named Executive Officers, Footnote	The
non-principal
	executive officer NEOs reflected in the tables above represent the following individuals: (i) for 2024, Robert T. Lowry, Todd M. Scheub, and Benjamin L. Schmitt; and (ii) for 2023 and 2022, Robert T. Lowry, Todd M. Scheub, Peymon S. Torabi, and Leane E. Cerven.
PEO Total Compensation Amount	$ 508,236	$ 468,536	$ 551,482
PEO Actually Paid Compensation Amount	$ 486,201	427,264	502,837
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2024	$431,276	–	$32,856	$508,236	$44,105	$22,069	$486,201
2023	$444,298	–	$24,238	$468,536	–	($41,272)	$427,264
2022	$398,336	–	$49,504	$551,482	$103,642	$54,997	$502,837

(i)	Reflects “All Other Compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year and the incremental fair value of any equity award that was modified during each year, if any. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C) and 402(v)(8) for determining CAP for each year shown.

Non-PEO NEO Average Total Compensation Amount	$ 372,626	273,273	332,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 367,747	251,770	305,999
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2024	$277,025	$28,324	$23,539	$372,626	$43,738	$38,859	$367,747
2023	$239,812	–	$25,751	$273,273	$7,710	($21,503)	$251,770
2022	$241,709	–	$32,253	$332,648	$58,686	$32,037	$305,999

(i)	Reflects “All Other Compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year and the incremental fair value of any equity award that was modified during each year, if any. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C) and 402(v)(8) for determining CAP for each year shown.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return (TSR)
While TSR is not a metric that is directly used in the Bancorp’s compensation programs at this time, it directly impacts the value of the long-term incentives granted to our NEOs. The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the non-principal
executive officer NEOs as a group are generally aligned with the Bancorp’s TSR over the three years presented in the table. This alignment exists primarily because (i) none of the NEOs earned
non-equity
incentive plan compensation in 2022 and 2023, but the
non-principal
executive officer NEOs did earn partial payouts in 2024; (ii) in January of 2024, the Board, after reviewing the Bancorp’s 2023 performance, agreed to increase the base salaries of all of the NEOs by 2.5%; and (iii) all of the NEOs received equity grants during 2024. The combination of these factors contributed to (i) the reduced amounts of compensation actually paid to Mr. Bochnowski from 2022 to 2023 but increased compensation actually paid in 2024; and (ii) the decrease and subsequent increase of compensation actually paid to the other non-principal
executive officer NEOs over the three year period presented in the table, which more closely align with the fluctuations in the Bancorp’s TSR over this same period.
	In constructing the Bancorp’s executive compensation program, the Bancorp intends to continue to seek alignment of the interests of management with the long-term interests of the Bancorp’s shareholders.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
Generally, the amount of compensation actually paid to Benjamin J. Bochnowski and the other non-principal
executive officer NEOs decreased and then increased over the three-year period presented in the table, which is in line with the Bancorp’s net income over the same period. This was primarily the result of (i) none of the NEOs earning non-equity
incentive plan compensation in 2022 and 2023; (ii) in January of 2024, the Board, after reviewing the Bancorp’s 2023 performance, agreeing to increase the base salaries of all of the NEOs by 2.5%; and (iii) for 2024, based on the Bancorp’s achievement of certain threshold performance goals established by the Compensation and Benefits Committee for 2024 under the Executive Incentive Plan, cash bonus incentives were earned by the non-principal
executive officer NEOs in 2024. As further discussed in the section captioned “
2024 Executive Annual Incentive Plan
” above, for the cash bonus component of the Executive Incentive Plan, the plan uses a target bonus framework and provides for payouts at, above, or below target based on the Bancorp’s results of return on assets, earnings per share growth, and non-interest
	expenses/average assets. Although net income levels will impact all three plan metrics, net income is not a metric that is directly used in the Bancorp’s compensation programs at this time.
Total Shareholder Return Amount	$ 113.27	72.62	81.6
Net Income (Loss)	$ 12,130,000	8,380,000	15,080,000
PEO Name	Mr. Benjamin J. Bochnowski
PEO
Pay vs Performance Disclosure
Salary	$ 431,276	444,298	398,336
NonEquity Incentive Plan Compensation	0	0	0
All Other Compensation	32,856	24,238	49,504
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,105)	0	(103,642)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,069	(41,272)	54,997
Non-PEO NEO
Pay vs Performance Disclosure
Salary	277,025	239,812	241,709
NonEquity Incentive Plan Compensation	28,324	0	0
All Other Compensation	23,539	25,751	32,253
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,738)	(7,710)	(58,686)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,859	$ (21,503)	$ 32,037